STOCK OPTIONS (Details Narrative) (USD $)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Reserved for issuance	3,116,789
Remain available for issuance	454,227
Shares vested	220,000
Stock options fair value	$ 232,000
Stock option expected term	7 years 7 months 24 days
Stock option expense	232,000
Outstanding options exercisable/vested	$ 1.58	$ 1.70
Outstanding options price per share	$ 1.78
Unrecognized compensation expense	121,899
Unrecognized compensation expense nonvested	240,000
Unmeasured compensation shares	450,000
General and Administrative Expense [Member]
Stock option expense	319,664	1,540,884
Research and Development Expense [Member]
Stock option expense	128,000	106,688
Option $3.25 (1) [Member]
Stock options issued	300,000
Stock option price per share	$ 3.25
Shares cancelled	100,000
Stock options fair value	632,794
Stock option discount rate	0.68%
Stock option expected term	5 years 3 months
Stock option expected volatility	128.90%
Stock option expected dividends	0
Stock option expense	632,794
Outstanding options weighted average life	9 years 9 months 16 days
Option $3.25 (2) [Member]
Stock options issued	523,500
Stock option price per share	$ 3.25
Stock options fair value	872,528
Stock option discount rate	2.59%
Stock option expected term	9 years 5 months 28 days
Stock option expected volatility	123.60%
Stock option expected dividends	0
Stock option expense	872,528
Option $3.25 [Member]
Outstanding options exercisable/vested	$ 823,500
Outstanding options price per share	$ 3.25
Option $1.50 (1) [Member]
Stock options issued	190,000
Stock option price per share	$ 1.50
Shares vested	90,000
Stock options fair value	270,274
Stock option discount rate	1.12%
Stock option expected term	10 years
Stock option expected volatility	121.50%
Stock option expected dividends	0
Stock option expense	127,000
Outstanding options weighted average life	9 years 9 months 16 days
Outstanding options weighted average life, Nonvested	9 years 9 months 16 days
Option $1.50 (2) [Member]
Stock options issued	550,000
Stock option price per share	$ 1.50
Stock options fair value	142,250
Stock option discount rate	1.12%
Stock option expected term	10 years
Stock option expected volatility	121.50%
Stock option expected dividends	0
Stock option expense	142,250
Outstanding options exercisable/vested	$ 100,000
Outstanding options not yet vested	450,000
Option $1.50 (Aggregate) [Member]
Outstanding options exercisable/vested	$ 100,000
Outstanding options not yet vested	640,000
Option $1.10 [Member]
Stock options issued	600,000
Stock option price per share	$ 1.10
Stock options fair value	368,002
Stock option discount rate	1.66%
Stock option expected term	5 years 3 months 29 days
Stock option expected volatility	116.00%
Stock option expected dividends	0
Stock option expense	24,131
Option Issuance 2 [Member]
Stock options issued	121,000
Stock option price per share	$ 1.50
Stock options fair value	59,290
Stock option discount rate	173.00%
Stock option expected term	10 years
Stock option expected volatility	121.00%
Stock option expected dividends	0
Stock option expense	59,290
Option Issuance 3 [Member]
Stock options issued	24,000
Stock option price per share	$ 0.54
Stock options fair value	14,480
Stock option discount rate	1.92%
Stock option expected term	9 years 10 months 24 days
Stock option expected volatility	123.00%
Stock option expected dividends	0
Stock option expense	$ 5,243